Tax - Income statement related/reconciliation of tax rate (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes	SFr (1,173)	SFr (428)	SFr 813	SFr (1,601)	SFr 56
Current and deferred taxes
Deferred income tax expense				(23)	(302)
Income tax expense	419	(151)	566	268	40
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate	SFr (217)
Swiss statutory rate (as a percent)	18.50%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount	SFr (37)
Other non-deductible expenses	142
of which non-deductible interest expenses	53
Lower taxed income	(31)
of which tax benefit in respect to non-taxable dividend income	17
of which tax benefit related non-taxable life insurance income	12
(Income)/loss taxable to non-controlling interests	(2)
Changes in deferred tax valuation allowance	142
(Windfall tax benefits)/shortfall tax charges on share-based compensation	51
Change in accounting estimate	350
Other	17
of which tax expense relating to non-recoverable foreign and withholding taxes	(26)
of which tax benefit from accrual adjustment	6
of which tax expense from own-credit revaluation gains	3
of which tax impact of transitional adjustments arising from adoption of new accounting standards	10
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT), for 2021	26
of which non-deductible fines and penalties	89
Income tax expense	SFr 419	SFr (151)	SFr 566	268	40
Bank
Income from continuing operations before taxes (CHF)
Income/(loss) before taxes				(1,754)	15
Current and deferred taxes
Deferred income tax expense				(48)	(322)
Income tax expense				221	6
Reconciliation of taxes computed at the Swiss statutory rate
Income tax expense computed at the statutory tax rate				SFr (324)
Swiss statutory rate (as a percent)				18.50%
Increase/(decrease) in income taxes resulting from:
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Amount				SFr 18
Changes in tax law and rates				17
Other non-deductible expenses				253
of which non-deductible interest expenses and share-based compensation cost				96
of which non-deductible expenses or non-deductible provision accruals				157
Lower taxed income				(67)
of which tax benefit in respect to non-taxable dividend income				41
of which tax benefit related non-taxable life insurance income				23
Changes in deferred tax valuation allowance				250
(Windfall tax benefits)/shortfall tax charges on share-based compensation				61
Other				13
of which tax expense relating to non-recoverable foreign and withholding taxes				5
of which tax benefit from accrual adjustment				12
of which tax (benefit)/charge from the impact of prior year adjustments				(20)
of which tax impact of transitional adjustments arising from adoption of new accounting standards				22
of which tax impact of the US Base Erosion and Anti-abuse Tax (BEAT), for 2020				31
of which tax impact of the reversal of previously unrecognized tax benefits				(30)
Income tax expense				221	SFr 6
Bank | UK
Increase/(decrease) in income taxes resulting from:
of which tax rate change				SFr 17